Common Stock and Stock Plans, ESOP (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Stock Ownership Plan [Abstract]
Allocated shares (common)	136,821,035	131,046,406	118,901,327
Preferred stock [Member]
Employee Stock Ownership Plan [Abstract]
Unreleased shares	910,934	858,759	618,382
Fair value of unreleased ESOP	$ 911	$ 859	$ 618
Dividends paid to ESOP	115	95	76
Common stock [Member]
Employee Stock Ownership Plan [Abstract]
Dividends paid to ESOP	$ 117	$ 60	$ 23